Lease obligations - Extension options (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	$ 870,163
Potential future lease payments not included in lease liabilities (undiscounted)	53,466	$ 52,600
Ocean-going vessels
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	659,010
Potential future lease payments not included in lease liabilities (undiscounted)	4,968
Terminals and tanks
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	169,518
Potential future lease payments not included in lease liabilities (undiscounted)	34,634
Other
Disclosure of Finance Leases [Line Items]
Lease liabilities recognized (discounted)	41,635
Potential future lease payments not included in lease liabilities (undiscounted)	$ 13,864